Trade and Other Receivables, Net (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Receivables, Net [Line Items]
VAT receivables		$ 2.0
Tax offset from current tax liabilities	$ 0.6
Rentals [Member]
Trade and Other Receivables, Net [Line Items]
Expected credit loss provision	0.1
Royalties Receivable [Member]
Trade and Other Receivables, Net [Line Items]
Expected credit loss provision	$ 2.1